iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 20,556 $ 1,830,512
Expeditors International of Washington, Inc. ....... 25,713 3,209,497
United Parcel Service, Inc. , Class B ............ 129,458 16,877,439
21,917,448
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 48,723 3,380,889
Autoliv, Inc. ............................. 14,115 1,427,591
BorgWarner, Inc. ......................... 41,266 1,457,103
6,265,583
a
Automobiles  —  2 .7%
Harley-Davidson, Inc. ...................... 23,918 896,925
Lucid Group, Inc.
(a) (b)
....................... 159,641 561,936
Rivian Automotive, Inc. , Class A
(a) (b)
............. 118,076 1,937,627
Tesla, Inc.
(a)
............................. 511,225 118,639,986
122,036,474
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,937 475,809
Cathay General Bancorp .................... 12,671 561,579
Citizens Financial Group, Inc. ................ 81,906 3,494,929
Comerica, Inc. ........................... 23,663 1,296,969
Huntington Bancshares, Inc. ................. 259,891 3,885,370
International Bancshares Corp. ............... 10,144 684,111
KeyCorp ............................... 166,878 2,691,742
M&T Bank Corp. ......................... 29,701 5,113,621
Old National Bancorp ...................... 52,498 1,051,010
PNC Financial Services Group, Inc. (The) ........ 70,957 12,850,313
Regions Financial Corp. .................... 164,178 3,672,662
Truist Financial Corp. ...................... 237,935 10,633,315
Zions Bancorp NA ........................ 26,431 1,365,690
47,777,120
a
Beverages  —  2 .1%
Coca-Cola Co. (The) ...................... 730,479 48,752,168
Keurig Dr Pepper, Inc. ..................... 193,340 6,627,695
PepsiCo, Inc. ........................... 245,138 42,327,979
97,707,842
a
Biotechnology  —  3 .0%
AbbVie, Inc. ............................ 315,750 58,514,790
Amgen, Inc. ............................ 95,584 31,778,813
Biogen, Inc.
(a)
........................... 25,900 5,521,880
BioMarin Pharmaceutical, Inc.
(a)
............... 33,601 2,833,572
Gilead Sciences, Inc. ...................... 222,406 16,916,200
Vertex Pharmaceuticals, Inc.
(a)
................ 46,087 22,846,248
138,411,503
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 20,357 440,933
Nordstrom, Inc. .......................... 17,829 407,036
847,969
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 21,580 1,835,163
Allegion PLC ............................ 15,720 2,150,653
Builders FirstSource, Inc.
(a)
.................. 21,787 3,646,490
Carrier Global Corp. ....................... 144,690 9,854,836
Fortune Brands Innovations, Inc. .............. 22,715 1,835,599
Johnson Controls International PLC ............ 121,578 8,697,690
Lennox International, Inc. ................... 5,672 3,309,612
Masco Corp. ............................ 39,265 3,056,781
Owens Corning .......................... 15,542 2,896,718
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 40,422 $ 13,512,266
50,795,808
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 17,904 7,699,973
Bank of New York Mellon Corp. (The) ........... 134,796 8,771,176
BlackRock, Inc.
(c)
......................... 26,603 23,317,530
Charles Schwab Corp. (The) ................. 268,864 17,527,244
CME Group, Inc. , Class A ................... 64,213 12,438,700
FactSet Research Systems, Inc. ............... 6,854 2,831,319
Franklin Resources, Inc. .................... 51,602 1,180,138
Intercontinental Exchange, Inc. ............... 102,116 15,476,701
Invesco Ltd. ............................ 59,810 1,032,321
MarketAxess Holdings, Inc. .................. 6,676 1,492,286
Moody's Corp. ........................... 29,247 13,350,671
Morgan Stanley .......................... 218,675 22,569,447
Nasdaq, Inc. ............................ 72,011 4,873,704
Northern Trust Corp. ....................... 36,317 3,219,502
S&P Global, Inc. ......................... 57,118 27,686,808
State Street Corp. ........................ 53,952 4,584,301
T Rowe Price Group, Inc. ................... 39,988 4,567,029
172,618,850
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 39,708 10,476,956
Albemarle Corp. ......................... 20,937 1,961,169
Axalta Coating Systems Ltd.
(a)
................ 39,994 1,425,786
Ecolab, Inc. ............................ 45,805 10,566,755
HB Fuller Co. ........................... 9,764 841,657
International Flavors & Fragrances, Inc. .......... 45,398 4,516,193
Linde PLC ............................. 85,964 38,984,674
LyondellBasell Industries NV , Class A ........... 46,255 4,600,522
Minerals Technologies, Inc. .................. 5,792 453,977
Mosaic Co. (The) ......................... 57,215 1,703,291
PPG Industries, Inc. ....................... 42,050 5,339,509
Sherwin-Williams Co. (The) .................. 43,131 15,130,355
96,000,844
a
Commercial Services & Supplies  —  0 .3%
ACCO Brands Corp. ....................... 15,598 79,706
Copart, Inc.
(a)
........................... 154,701 8,095,503
Deluxe Corp. ............................ 7,479 182,338
HNI Corp. .............................. 8,675 476,691
Interface, Inc. ........................... 10,539 182,114
Steelcase, Inc. , Class A .................... 14,646 212,221
Tetra Tech, Inc. .......................... 9,414 2,007,441
Veralto Corp. ............................ 44,052 4,694,181
15,930,195
a
Communications Equipment  —  1 .1%
Cisco Systems, Inc. ....................... 722,194 34,990,299
F5, Inc.
(a)
.............................. 10,582 2,154,919
Motorola Solutions, Inc. .................... 29,699 11,847,525
48,992,743
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 8,451 3,172,844
Granite Construction, Inc. ................... 8,135 556,922
MDU Resources Group, Inc. ................. 34,247 922,614
Quanta Services, Inc.
(b)
..................... 25,921 6,878,915
11,531,295
a
Construction Materials  —  0 .2%
CRH PLC .............................. 122,765 10,520,961
a

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 47,497 $ 2,137,840
American Express Co. ..................... 102,730 25,994,799
Discover Financial Services .................. 44,860 6,459,391
Synchrony Financial ....................... 72,692 3,692,027
38,284,057
a
Consumer Staples Distribution & Retail  —  0 .6%
Kroger Co. (The) ......................... 122,226 6,661,317
Sysco Corp. ............................ 88,951 6,818,094
Target Corp. ............................ 82,344 12,385,361
United Natural Foods, Inc.
(a)
.................. 10,559 163,665
26,028,437
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 14,360 3,113,679
Ball Corp. .............................. 56,437 3,602,374
International Paper Co. ..................... 58,757 2,731,025
Sealed Air Corp. ......................... 26,243 998,546
Sonoco Products Co. ...................... 17,680 953,306
11,398,930
a
Distributors  —  0 .1%
LKQ Corp. ............................. 48,175 1,999,263
Pool Corp. ............................. 6,833 2,555,815
4,555,078
a
Diversified Telecommunication Services  —  0 .7%
Liberty Global, Ltd. , Class C
(a) (b)
............... 30,274 608,810
Lumen Technologies, Inc.
(a)
.................. 181,495 571,709
Verizon Communications, Inc. ................ 749,857 30,384,206
31,564,725
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 62,533 4,059,017
Exelon Corp. ............................ 177,790 6,613,788
10,672,805
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 5,543 1,393,233
Eaton Corp. PLC ......................... 71,324 21,738,842
Rockwell Automation, Inc. ................... 20,512 5,715,669
Sensata Technologies Holding PLC ............ 26,740 1,042,592
29,890,336
a
Electronic Equipment, Instruments & Components  —  0 .6%
Cognex Corp. ........................... 30,725 1,524,574
Corning, Inc. ............................ 144,896 5,797,289
Flex Ltd.
(a) (b)
............................ 75,250 2,419,288
Itron, Inc.
(a)
............................. 8,261 854,518
Keysight Technologies, Inc.
(a)
................. 31,186 4,352,630
TE Connectivity Ltd. ....................... 55,075 8,499,725
Trimble, Inc.
(a)
........................... 43,632 2,379,689
Zebra Technologies Corp. , Class A
(a)
............ 9,101 3,196,180
29,023,893
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 178,515 6,912,101
Core Laboratories, Inc.
(b)
.................... 8,642 211,642
Halliburton Co. .......................... 158,532 5,497,890
NOV, Inc. .............................. 70,333 1,464,333
TechnipFMC PLC ........................ 78,128 2,304,776
16,390,742
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 45,379 6,849,506
Walt Disney Co. (The) ..................... 327,157 30,651,340
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 415,594 $ 3,594,888
41,095,734
a
Financial Services  —  3 .7%
Equitable Holdings, Inc. .................... 58,870 2,567,321
Fidelity National Information Services, Inc. ........ 103,007 7,914,028
Mastercard, Inc. , Class A .................... 148,599 68,906,842
PayPal Holdings, Inc.
(a)
..................... 178,674 11,753,176
Visa, Inc. , Class A ........................ 282,087 74,942,053
Voya Financial, Inc. ....................... 18,153 1,320,267
Western Union Co. (The) ................... 51,647 614,083
168,017,770
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 89,653 5,559,383
Bunge Global SA ......................... 25,590 2,692,836
Campbell Soup Co. ....................... 34,467 1,615,124
Conagra Brands, Inc. ...................... 85,641 2,596,635
Darling Ingredients, Inc.
(a)
................... 28,439 1,129,881
General Mills, Inc. ........................ 100,689 6,760,259
Hain Celestial Group, Inc. (The)
(a)
.............. 17,001 131,588
Hormel Foods Corp. ....................... 53,580 1,720,454
Ingredion, Inc. ........................... 11,638 1,447,418
J M Smucker Co. (The) ..................... 18,924 2,232,086
Kellanova .............................. 48,815 2,838,592
Kraft Heinz Co. (The) ...................... 162,563 5,723,843
Lamb Weston Holdings, Inc. ................. 25,713 1,543,294
McCormick & Co., Inc. , NVS ................. 44,869 3,455,362
Mondelez International, Inc. , Class A ............ 240,581 16,443,711
55,890,466
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 26,997 3,452,376
New Jersey Resources Corp. ................. 17,905 837,059
UGI Corp. .............................. 37,423 927,342
5,216,777
a
Ground Transportation  —  1 .2%
ArcBest Corp. ........................... 4,409 555,754
Avis Budget Group, Inc. .................... 3,241 327,373
CSX Corp. ............................. 350,046 12,286,615
JB Hunt Transport Services, Inc. .............. 14,705 2,546,171
Knight-Swift Transportation Holdings, Inc. , Class A .. 28,514 1,552,017
Norfolk Southern Corp. ..................... 40,268 10,049,282
Ryder System, Inc. ........................ 7,860 1,101,658
U-Haul Holding Co. , Series N , NVS ............. 17,174 1,094,499
Union Pacific Corp. ....................... 108,757 26,833,615
56,346,984
a
Health Care Equipment & Supplies  —  1 .3%
Align Technology, Inc.
(a)
..................... 12,776 2,962,499
Becton Dickinson & Co. .................... 51,526 12,420,858
Cooper Cos., Inc. The
(a)
.................... 35,268 3,291,562
Dentsply Sirona, Inc. ...................... 36,779 998,182
Dexcom, Inc.
(a)
.......................... 68,884 4,671,713
Edwards Lifesciences Corp.
(a)
................ 107,439 6,774,029
Hologic, Inc.
(a)
........................... 41,939 3,422,642
IDEXX Laboratories, Inc.
(a)
................... 14,835 7,063,240
Insulet Corp.
(a)
........................... 12,573 2,443,562
ResMed, Inc. ........................... 26,299 5,608,262
STERIS PLC ............................ 17,504 4,179,255
Zimmer Biomet Holdings, Inc. ................ 36,642 4,080,087
57,915,891
a

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services  —  2 .0%
Cardinal Health, Inc. ....................... 43,460 $ 4,382,072
Cencora, Inc. ........................... 32,076 7,630,239
Centene Corp.
(a)
......................... 95,617 7,354,860
Cigna Group (The) ........................ 50,560 17,628,755
DaVita, Inc.
(a) (b)
.......................... 9,463 1,292,835
Elevance Health, Inc. ...................... 41,490 22,073,925
HCA Healthcare, Inc. ...................... 35,311 12,819,658
Henry Schein, Inc.
(a) (b)
...................... 23,236 1,671,598
Humana, Inc. ........................... 21,537 7,787,995
Labcorp Holdings, Inc. ..................... 14,966 3,224,275
Patterson Companies, Inc. .................. 15,494 391,223
Pediatrix Medical Group, Inc.
(a)
................ 14,437 120,405
Quest Diagnostics, Inc. ..................... 19,760 2,811,848
Select Medical Holdings Corp. ................ 19,378 770,469
89,960,157
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 126,377 2,757,546
Ventas, Inc. ............................ 71,544 3,894,855
Welltower, Inc. ........................... 101,643 11,307,784
17,960,185
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
..................... 29,500 278,185
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 125,539 2,198,188
a
Hotels, Restaurants & Leisure  —  2 .4%
Aramark ............................... 43,804 1,501,163
Booking Holdings, Inc. ..................... 6,093 22,635,556
Choice Hotels International, Inc.
(b)
.............. 5,846 745,073
Darden Restaurants, Inc. ................... 21,417 3,133,093
Domino's Pizza, Inc. ....................... 6,196 2,656,225
Hilton Worldwide Holdings, Inc. ............... 44,911 9,641,044
Jack in the Box, Inc. ....................... 3,679 218,680
Marriott International, Inc. , Class A ............. 43,965 9,993,245
McDonald's Corp. ........................ 128,598 34,129,909
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 43,331 6,790,834
Starbucks Corp. .......................... 201,934 15,740,755
Vail Resorts, Inc. ......................... 6,792 1,236,212
108,421,789
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,025 124,252
Garmin Ltd. ............................. 27,534 4,715,197
La-Z-Boy, Inc. ........................... 8,300 366,362
Meritage Homes Corp. ..................... 6,609 1,340,768
Mohawk Industries, Inc.
(a)
................... 9,581 1,543,212
Newell Brands, Inc. ....................... 70,926 609,254
Whirlpool Corp. .......................... 9,661 985,132
9,684,177
a
Household Products  —  2 .1%
Church & Dwight Co., Inc. ................... 43,578 4,271,080
Clorox Co. (The) ......................... 22,097 2,915,257
Colgate-Palmolive Co. ..................... 139,472 13,834,228
Kimberly-Clark Corp. ...................... 59,931 8,093,681
Procter & Gamble Co. (The) ................. 419,675 67,466,953
96,581,199
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,677 751,322
a
Security Shares Value
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 98,517 $ 12,565,843
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 164,976 20,795,225
a
Insurance  —  2 .5%
Allstate Corp. (The) ....................... 46,853 8,017,485
Arthur J Gallagher & Co. .................... 38,650 10,956,888
Chubb Ltd. ............................. 72,373 19,950,341
Hartford Financial Services Group, Inc. (The) ...... 53,126 5,892,736
Lincoln National Corp. ..................... 30,343 1,010,422
Loews Corp. ............................ 33,590 2,685,521
Marsh & McLennan Companies, Inc. ............ 87,847 19,552,107
Principal Financial Group, Inc. ................ 42,015 3,424,643
Progressive Corp. (The) .................... 104,459 22,366,761
Prudential Financial, Inc. .................... 64,029 8,024,114
Travelers Companies, Inc. (The) ............... 40,793 8,829,237
Willis Towers Watson PLC ................... 18,265 5,155,844
115,866,099
a
Interactive Media & Services  —  7 .4%
Alphabet, Inc. , Class A ..................... 1,051,051 180,297,289
Alphabet, Inc. , Class C , NVS ................. 910,309 157,620,003
ZoomInfo Technologies, Inc.
(a)
................ 46,446 527,626
338,444,918
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 112,226 37,104,160
Akamai Technologies, Inc.
(a)
.................. 27,087 2,662,110
ASGN, Inc.
(a)
............................ 8,276 783,489
Cognizant Technology Solutions Corp. , Class A ..... 88,953 6,731,963
International Business Machines Corp. .......... 163,441 31,403,554
Okta, Inc. , Class A
(a) (b)
...................... 27,987 2,629,099
Twilio, Inc. , Class A
(a)
...................... 30,565 1,807,308
83,121,683
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 23,506 1,515,197
Mattel, Inc.
(a)
............................ 62,571 1,206,994
Topgolf Callaway Brands Corp.
(a) (b)
............. 26,818 442,497
3,164,688
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 52,111 7,368,495
Bio-Techne Corp. ......................... 28,256 2,305,407
Danaher Corp. .......................... 125,476 34,766,890
Illumina, Inc.
(a)
........................... 28,407 3,482,698
IQVIA Holdings, Inc.
(a) (b)
..................... 32,420 7,982,777
Mettler-Toledo International, Inc.
(a)
............. 3,823 5,814,898
Waters Corp.
(a)
.......................... 10,530 3,541,028
West Pharmaceutical Services, Inc. ............ 13,045 3,993,988
69,256,181
a
Machinery  —  3 .0%
AGCO Corp. ............................ 11,360 1,072,611
Caterpillar, Inc. .......................... 89,069 30,835,688
CNH Industrial N.V. ....................... 155,761 1,658,855
Cummins, Inc. ........................... 24,434 7,129,841
Deere & Co. ............................ 47,126 17,529,929
Dover Corp. ............................ 24,545 4,522,662
Flowserve Corp. ......................... 23,631 1,194,547
Fortive Corp. ............................ 63,037 4,529,208
Graco, Inc. ............................. 30,016 2,552,861
IDEX Corp. ............................. 13,502 2,814,897
Illinois Tool Works, Inc. ..................... 53,200 13,155,296
Ingersoll Rand, Inc.
(b)
...................... 71,955 7,224,282

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 10,189 $ 2,092,923
Middleby Corp. (The)
(a) (b)
.................... 9,570 1,297,501
PACCAR, Inc. ........................... 93,322 9,207,149
Parker-Hannifin Corp. ...................... 22,903 12,852,247
Pentair PLC ............................ 29,636 2,604,115
Snap-on, Inc. ........................... 9,372 2,690,045
Stanley Black & Decker, Inc. ................. 27,510 2,905,606
Tennant Co. ............................ 3,324 357,962
Timken Co. (The) ......................... 11,215 975,144
Westinghouse Air Brake Technologies Corp. ....... 31,631 5,097,336
Xylem, Inc. ............................. 43,000 5,740,500
140,041,205
a
Media  —  0 .1%
Cable One, Inc. .......................... 812 335,664
John Wiley & Sons, Inc. , Class A .............. 8,006 382,286
New York Times Co. (The) , Class A ............. 27,701 1,484,497
Omnicom Group, Inc. ...................... 35,198 3,450,812
Scholastic Corp. ......................... 4,642 145,434
5,798,693
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,333 84,229
Newmont Corp. .......................... 205,781 10,097,673
Radius Recycling, Inc. , Class A ............... 4,699 85,146
10,267,048
a
Multi-Utilities  —  0 .4%
Avista Corp. ............................ 13,133 514,551
CMS Energy Corp. ........................ 52,295 3,388,716
Consolidated Edison, Inc. ................... 61,804 6,027,126
Sempra ............................... 112,571 9,012,434
18,942,827
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 26,555 1,893,637
COPT Defense Properties ................... 20,796 602,460
2,496,097
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 41,213 7,527,142
HF Sinclair Corp. ......................... 28,666 1,475,439
Marathon Petroleum Corp. .................. 64,128 11,351,939
ONEOK, Inc. ............................ 104,005 8,666,737
Phillips 66 .............................. 76,442 11,120,782
Targa Resources Corp. ..................... 37,773 5,109,931
Valero Energy Corp. ....................... 58,865 9,519,648
54,771,618
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 29,046 1,249,559
Southwest Airlines Co. ..................... 26,634 717,520
1,967,079
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 41,549 4,138,696
a
Pharmaceuticals  —  1 .8%
Bristol-Myers Squibb Co. .................... 361,054 17,171,728
Jazz Pharmaceuticals PLC
(a)
................. 10,688 1,178,352
Merck & Co., Inc. ......................... 451,714 51,102,405
Zoetis, Inc. , Class A ....................... 81,556 14,683,342
84,135,827
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 73,269 19,241,905
Broadridge Financial Solutions, Inc. ............ 21,037 4,501,918
Security Shares Value
a
Professional Services (continued)
Exponent, Inc. ........................... 9,214 $ 977,421
Heidrick & Struggles International, Inc. .......... 3,251 130,495
ICF International, Inc. ...................... 3,455 508,231
Kelly Services, Inc. , Class A , NVS ............. 6,188 145,604
ManpowerGroup, Inc. ...................... 8,400 643,272
Paycom Software, Inc. ..................... 9,193 1,533,300
Resources Connection, Inc. .................. 6,548 78,118
Robert Half, Inc. ......................... 18,902 1,213,319
TransUnion ............................. 34,851 3,145,651
32,119,234
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(a)
................. 15,473 73,033
CBRE Group, Inc. , Class A
(a)
................. 54,556 6,149,007
Jones Lang LaSalle, Inc.
(a)
................... 8,457 2,121,861
8,343,901
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 25,255 5,175,255
Equity Residential ........................ 60,938 4,243,113
UDR, Inc. .............................. 55,363 2,218,395
11,636,763
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,032 1,455,023
Macerich Co. (The) ....................... 37,811 605,354
Simon Property Group, Inc. .................. 58,126 8,918,853
10,979,230
a
Semiconductors & Semiconductor Equipment  —  15 .8%
Advanced Micro Devices, Inc.
(a)
............... 288,249 41,646,215
Analog Devices, Inc. ....................... 88,414 20,457,231
Applied Materials, Inc. ..................... 148,194 31,446,767
First Solar, Inc.
(a)
......................... 18,117 3,913,091
Intel Corp. ............................. 759,140 23,335,964
Lam Research Corp. ...................... 23,376 21,534,906
Microchip Technology, Inc. ................... 96,553 8,571,975
NVIDIA Corp. ........................... 4,458,897 521,780,127
NXP Semiconductors NV ................... 45,758 12,041,675
ON Semiconductor Corp.
(a)
.................. 76,216 5,963,902
Skyworks Solutions, Inc. .................... 28,464 3,234,080
Texas Instruments, Inc. ..................... 162,313 33,081,013
727,006,946
a
Software  —  17 .7%
Adobe, Inc.
(a)
............................ 79,903 44,078,490
ANSYS, Inc.
(a)
........................... 15,493 4,859,070
Atlassian Corp. , Class A
(a)
................... 27,701 4,891,165
Autodesk, Inc.
(a)
.......................... 38,124 9,436,452
Cadence Design Systems, Inc.
(a)
.............. 48,698 13,034,507
Fair Isaac Corp.
(a)
......................... 4,439 7,102,400
Fortinet, Inc.
(a)
........................... 115,676 6,713,835
Gen Digital, Inc. .......................... 102,755 2,670,602
Guidewire Software, Inc.
(a)
................... 13,812 2,072,767
HubSpot, Inc.
(a) (b)
......................... 8,558 4,253,583
Intuit, Inc. .............................. 49,935 32,325,422
Microsoft Corp. .......................... 1,258,998 526,701,813
Oracle Corp. ............................ 294,128 41,016,150
PTC, Inc.
(a)
............................. 21,455 3,815,772
RingCentral, Inc. , Class A
(a)
.................. 13,616 477,241
Roper Technologies, Inc. .................... 19,132 10,422,157
Salesforce, Inc. .......................... 173,005 44,773,694
ServiceNow, Inc.
(a)
........................ 36,561 29,774,913
Synopsys, Inc.
(a)
......................... 27,234 15,205,287
Teradata Corp.
(a)
......................... 17,840 578,373

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Workday, Inc. , Class A
(a)
.................... 37,408 $ 8,496,105
812,699,798
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 83,440 18,390,176
Crown Castle, Inc. ........................ 77,435 8,524,045
Digital Realty Trust, Inc. .................... 55,797 8,341,093
Equinix, Inc. ............................ 16,805 13,279,983
Iron Mountain, Inc. ........................ 51,855 5,318,249
PotlatchDeltic Corp. ....................... 14,494 642,954
SBA Communications Corp. , Class A ............ 19,426 4,264,784
58,761,284
a
Specialty Retail  —  2 .4%
AutoNation, Inc.
(a)
......................... 4,946 943,301
Best Buy Co., Inc. ........................ 34,733 3,005,099
Buckle, Inc. (The) ........................ 6,025 260,220
CarMax, Inc.
(a) (b)
.......................... 27,918 2,357,396
Foot Locker, Inc. ......................... 14,531 422,271
GameStop Corp. , Class A
(a)
.................. 48,753 1,105,231
Gap, Inc. (The) .......................... 39,254 921,684
Home Depot, Inc. (The) .................... 176,755 65,074,121
Lowe's Companies, Inc. .................... 102,029 25,049,140
ODP Corp. (The)
(a)
........................ 6,213 262,499
Signet Jewelers Ltd. ....................... 7,987 671,946
Tractor Supply Co. ........................ 19,282 5,077,336
Ulta Beauty, Inc.
(a)
........................ 8,574 3,128,567
Williams-Sonoma, Inc. ..................... 21,811 3,373,725
111,652,536
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 46,967 5,339,208
Hewlett Packard Enterprise Co. ............... 233,135 4,641,718
HP, Inc. ............................... 174,830 6,309,615
Seagate Technology Holdings PLC ............. 35,649 3,642,258
Xerox Holdings Corp. ...................... 21,040 226,496
20,159,295
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Capri Holdings Ltd.
(a)
...................... 20,864 699,779
Columbia Sportswear Co. ................... 6,595 538,811
Deckers Outdoor Corp.
(a)
.................... 4,606 4,249,634
Hanesbrands, Inc.
(a)
....................... 62,718 372,545
Nike, Inc. , Class B ........................ 215,994 16,169,311
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
PVH Corp. ............................. 10,306 $ 1,051,109
Under Armour, Inc. , Class A
(a)
................. 32,888 229,229
Under Armour, Inc. , Class C
(a)
................ 26,520 180,071
VF Corp. .............................. 58,986 1,000,403
Wolverine World Wide, Inc. .................. 14,366 213,622
24,704,514
a
Trading Companies & Distributors  —  0 .8%
Air Lease Corp. , Class A .................... 18,810 933,352
Applied Industrial Technologies, Inc. ............ 6,932 1,512,493
Fastenal Co. ............................ 102,318 7,238,999
Ferguson PLC ........................... 36,112 8,040,337
United Rentals, Inc. ....................... 12,004 9,088,228
WW Grainger, Inc. ........................ 7,907 7,723,637
34,537,046
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 34,856 4,962,100
Essential Utilities, Inc. ...................... 46,472 1,889,087
6,851,187
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,030,355,170 ) ............................... 4,574,707,923
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 31,799,195 31,811,915
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 15,384,579 15,384,579
a
Total Short-Term Securities — 1.0%
(Cost: $ 47,192,479 ) ................................. 47,196,494
Total Investments — 100.6%
(Cost: $ 3,077,547,649 ) ............................... 4,621,904,417
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (28,142,473)
Net Assets — 100.0% ................................. $ 4,593,761,944
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
MSCI KLD 400 Social ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,441,642  $ 21,365,741
(a)
$ —  $ 2,965  $ 1,567  $ 31,811,915  31,799,195  $ 38,577
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 11,294,314  4,090,265
(a)
—  —  —  15,384,579  15,384,579  178,597  —
BlackRock, Inc. ... 20,188,884  96,115  (222,971) 106,250  3,149,252  23,317,530  26,603  136,440  —
$ 109,215  $ 3,150,819
$ 70,514,024
$ 353,614  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 64 09/20/24 $ 17,786 $ 124,016

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,574,707,923  $ —  $ —  $ 4,574,707,923
Short-Term Securities
Money Market Funds ...................................... 47,196,494  —  —  47,196,494
$ 4,621,904,417  $ —  $ —  $ 4,621,904,417
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 124,016  $ —  $ —  $ 124,016
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)